FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                  May 31, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. (the "FUND")
         1933 Act File No. 2-33490
         1940 ACT FILE NO. 811-1890

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated May 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 71 on May 29, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary